Earnings (Loss) Per Share (Details)	12 Months Ended
Dec. 31, 2021 shares
Disclosure of earnings per share [text block] [Abstract]
Options	12,400,000
warrants	650,000
Each warrant is exercisable to shares	100
Outstanding options	12,400,000
Outstanding warrants	184,750,000